Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Net sales
Domestic	$ 25,250,369	$ 503,712,031	$ 807,020,214	$ 980,559,538
Export	22,318,965	445,234,329	585,842,291	691,886,610
Services income	236,381	4,715,484	9,108,680	8,673,002
Total of sales	47,805,715	953,661,844	1,401,971,185	1,681,119,150
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(1,822,359)	(36,353,700)	(31,283,154)	21,418,997
Cost of sales	41,737,792	832,614,690	1,122,933,424	1,199,511,561
Gross income	4,245,564	84,693,454	247,754,607	503,026,586
Other revenues (expenses):
Other revenues	589,956	11,768,846	14,940,447	41,517,631
Other expenses	(59,889)	(1,194,714)	(7,211,691)	(18,465,120)
Distribution, transportation and sale expenses	623,411	12,436,242	21,885,911	24,357,209
Administrative expenses	7,313,481	145,894,444	130,768,822	134,321,481
Operating income	(3,161,261)	(63,063,100)	102,828,630	367,400,407
Financing income	839,255	16,742,048	29,235,603	31,557,122
Financing cost	(8,109,062)	(161,765,242)	(132,861,340)	(123,869,684)
Derivative financial instruments (cost) income, net	857,005	17,096,141	(23,263,923)	(19,115,951)
Foreign exchange (loss) gain, net	(6,464,045)	(128,949,304)	86,930,388	23,659,480
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net	(12,876,847)	(256,876,357)	(39,959,272)	(87,769,033)
(Loss) profit sharing in joint ventures and associates	(177,482)	(3,540,533)	(1,157,893)	1,527,012
(Loss) income before duties, taxes and other	(16,215,590)	(323,479,990)	61,711,465	281,158,386
Profit sharing duty, net	7,750,336	154,609,136	372,812,500	469,933,595
Income tax expense (benefit), net	1,552,128	30,962,939	(28,989,011)	(8,355,372)
Total duties, taxes and other	9,302,464	185,572,075	343,823,489	461,578,223
Net loss	(25,518,054)	(509,052,065)	(282,112,024)	(180,419,837)
Currency translation effect	394,861	7,876,961	(2,695,532)	846,191
Actuarial (losses) gains - employee benefits, net of taxes	(961,585)	(19,182,373)	(309,327,314)	222,545,556
Total other comprehensive results	(566,724)	(11,305,412)	(312,022,846)	223,391,747
Total comprehensive (loss) income	(26,084,778)	(520,357,477)	(594,134,870)	42,971,910
Net loss attributable to:
Controlling interest	(25,509,372)	(508,878,813)	(281,490,302)	(180,374,350)
Non-controlling interest	(8,682)	(173,252)	(621,722)	(45,487)
Net loss	(25,518,054)	(509,052,065)	(282,112,024)	(180,419,837)
Other comprehensive results attributable to:
Controlling interest	(561,761)	(11,206,400)	(312,025,657)	223,834,249
Non-controlling interest	(4,963)	(99,012)	2,811	(442,502)
Total other comprehensive results	(566,724)	(11,305,412)	(312,022,846)	223,391,747
Comprehensive (loss) income:
Controlling interest	(26,071,133)	(520,085,213)	(593,515,959)	43,459,899
Non-controlling interest	(13,645)	(272,264)	(618,911)	(487,989)
Total comprehensive (loss) income	$ (26,084,778)	$ (520,357,477)	$ (594,134,870)	$ 42,971,910